UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: February 28, 2017         (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (unaudited)

February 28, 2017

	Shares	Value
Common Stocks - 99.6%
Consumer Discretionary - 19.7%
Amazon.com, Inc.*	3,881	$3,279,600
Delphi Automotive PLC	14,284	1,087,441
Dollar Tree, Inc.*	11,408	874,765
Foot Locker, Inc.	12,630	955,712
The Home Depot, Inc.	24,225	3,510,445
Michael Kors Holdings, Ltd.*	19,368	706,932
Omnicom Group, Inc.	14,478	1,232,078
The Priceline Group, Inc.*	1,292	2,227,576
Scripps Networks Interactive, Inc., Class A	16,770	1,354,513
Starbucks Corp.	30,721	1,747,103
The TJX Cos., Inc.	21,010	1,648,234
Ulta Beauty, Inc.*	2,752	752,479
Wyndham Worldwide Corp.	13,779	1,146,964
Total Consumer Discretionary		20,523,842
Consumer Staples - 11.2%
Church & Dwight Co., Inc.	25,818	1,286,769
The Clorox Co.	9,323	1,275,480
Colgate-Palmolive Co.	16,123	1,176,657
Constellation Brands, Inc., Class A	5,592	888,066
CVS Health Corp.	15,317	1,234,244
The Estee Lauder Cos., Inc., Class A	11,739	972,576
General Mills, Inc.	18,477	1,115,456
Mondelez International, Inc., Class A	21,352	937,780
Philip Morris International, Inc.	17,225	1,883,554
Sysco Corp.	17,353	914,850
Total Consumer Staples		11,685,432
Energy - 2.8%
Anadarko Petroleum Corp.	8,478	548,103
EOG Resources, Inc.	8,783	851,863
Halliburton Co.	17,344	927,210
Kinder Morgan, Inc.	27,051	576,457
Total Energy		2,903,633
Financials - 6.9%
American Express Co.	19,404	1,553,484
JPMorgan Chase & Co.	14,649	1,327,492
Marsh & McLennan Cos., Inc.	19,977	1,467,910
S&P Global, Inc.	6,862	888,423
T. Rowe Price Group, Inc.	12,374	881,153

	Shares	Value
Wells Fargo & Co.	17,872	$1,034,431
Total Financials		7,152,893
Health Care - 15.0%
Aetna, Inc.	9,867	1,270,475
AmerisourceBergen Corp.	11,205	1,025,370
Biogen, Inc.*	4,675	1,349,205
Cardinal Health, Inc.	12,921	1,051,382
CR Bard, Inc.	2,247	551,054
Danaher Corp.	15,269	1,306,263
Gilead Sciences, Inc.	24,039	1,694,269
HCA Holdings, Inc.*	15,959	1,392,263
Johnson & Johnson	12,715	1,553,900
Mettler-Toledo International, Inc.*	2,822	1,343,893
Quintiles IMS Holdings, Inc.*	15,191	1,175,632
UnitedHealth Group, Inc.	5,000	826,900
Zoetis, Inc.	21,697	1,156,667
Total Health Care		15,697,273
Industrials - 11.3%
Alaska Air Group, Inc.	8,727	853,675
The Boeing Co.	12,764	2,300,456
Expeditors International of Washington, Inc.	18,215	1,026,962
General Dynamics Corp.	6,311	1,197,891
Huntington Ingalls Industries, Inc.	7,025	1,534,963
Illinois Tool Works, Inc.	9,102	1,201,555
Masco Corp.	30,570	1,032,655
Rockwell Automation, Inc.	8,326	1,258,059
United Parcel Service, Inc., Class B	12,978	1,372,553
Total Industrials		11,778,769
Information Technology - 29.2%
Accenture PLC, Class A	15,829	1,939,052
Adobe Systems, Inc.*	12,069	1,428,245
Alphabet, Inc., Class A*	3,584	3,028,229
Alphabet, Inc., Class C*	3,009	2,477,039
Apple, Inc.	27,863	3,816,952
Broadcom, Ltd.	9,351	1,972,406
Facebook, Inc., Class A*	28,965	3,925,916
Intuit, Inc.	12,011	1,506,660
Lam Research Corp.	11,529	1,366,648
MasterCard, Inc., Class A	18,511	2,044,725
Microsoft Corp.	51,327	3,283,901

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 29.2% (continued)
Paychex, Inc.	20,002	$1,228,523
Red Hat, Inc.*	14,848	1,229,563
Xilinx, Inc.	19,839	1,166,930
Total Information Technology		30,414,789
Materials - 1.9%
Celanese Corp., Series A	10,646	949,304
Steel Dynamics, Inc.	27,014	988,712
Total Materials		1,938,016
Real Estate - 1.6%
American Tower Corp., REIT	15,018	1,723,916
Total Common Stocks
(cost $77,605,504)		103,818,563

	Shares	Value
Short-Term Investments - 0.5%
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.48%[1] (cost $542,289)	542,289	$542,289
Total Investments - 100.1% (cost $78,147,793)		104,360,852
Other Assets, less Liabilities - (0.1)%		(53,092)
Net Assets - 100.0%		$104,307,760

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

February 28, 2017

	Shares	Value
Common Stocks - 98.1%
Consumer Discretionary - 16.2%
Burlington Stores, Inc.*	19,150	$1,704,542
Darden Restaurants, Inc.	18,660	1,393,529
Foot Locker, Inc.	8,730	660,599
The Gap, Inc.	21,200	526,184
Gentex Corp.	74,939	1,575,967
Lear Corp.	11,680	1,658,443
Michael Kors Holdings, Ltd.*	7,300	266,450
Omnicom Group, Inc.	26,080	2,219,408
Ross Stores, Inc.	18,780	1,287,932
Scripps Networks Interactive, Inc., Class A	30,500	2,463,485
Thor Industries, Inc.	16,510	1,829,638
Ulta Beauty, Inc.*	7,920	2,165,566
Vail Resorts, Inc.	8,810	1,596,196
Wyndham Worldwide Corp.	15,700	1,306,868
Total Consumer Discretionary		20,654,807
Consumer Staples - 8.7%
Campbell Soup Co.	18,850	1,118,748
Church & Dwight Co., Inc.	19,870	990,321
ConAgra Brands, Inc.	32,160	1,325,314
Ingredion, Inc.	5,000	604,450
Lamb Weston Holdings, Inc.	32,930	1,290,527
Molson Coors Brewing Co., Class B	6,180	620,410
Pilgrim’s Pride Corp.	32,980	672,132
Post Holdings, Inc.*	15,930	1,304,189
Spectrum Brands Holdings, Inc.	10,090	1,369,415
Sysco Corp.	34,629	1,825,641
Total Consumer Staples		11,121,147
Energy - 1.0%
Diamondback Energy, Inc.*	12,477	1,258,430
Financials - 10.8%
Ameriprise Financial, Inc.	5,660	744,290
AmTrust Financial Services, Inc.	26,780	615,940
Aon PLC	15,234	1,761,812
Artisan Partners Asset Management, Inc., Class A	33,680	958,196
Brown & Brown, Inc.	35,180	1,516,258
Credit Acceptance Corp.*,2	5,870	1,176,700
Eaton Vance Corp.	52,490	2,447,609
Erie Indemnity Co., Class A	6,510	772,151

	Shares	Value
MSCI, Inc.	13,588	$1,285,289
SVB Financial Group*	9,760	1,863,086
Western Alliance Bancorp*	13,020	672,353
Total Financials		13,813,684
Health Care - 10.7%
Agilent Technologies, Inc.	27,940	1,433,322
AmerisourceBergen Corp.	7,752	709,386
Cardinal Health, Inc.	4,371	355,668
Charles River Laboratories International, Inc.*	7,630	663,581
CR Bard, Inc.	7,750	1,900,610
HCA Holdings, Inc.*	17,250	1,504,890
Quintiles IMS Holdings, Inc.*	19,550	1,512,975
United Therapeutics Corp.*	9,030	1,333,912
Veeva Systems, Inc., Class A*	30,970	1,353,079
WellCare Health Plans, Inc.*	7,820	1,104,184
Zoetis, Inc.	34,600	1,844,526
Total Health Care		13,716,133
Industrials - 16.3%
A. O. Smith Corp.	25,190	1,268,568
Alaska Air Group, Inc.	10,999	1,075,922
BWX Technologies, Inc.	39,710	1,844,132
Carlisle Cos., Inc.	10,557	1,090,538
Donaldson Co., Inc.	30,300	1,301,385
Expeditors International of Washington, Inc.	31,380	1,769,204
Huntington Ingalls Industries, Inc.	13,564	2,963,734
Landstar System, Inc.	17,010	1,476,468
Masco Corp.	36,540	1,234,321
MSC Industrial Direct Co., Inc., Class A	16,690	1,678,847
Quanta Services, Inc.*	43,070	1,607,372
Rockwell Automation, Inc.	13,680	2,067,048
Spirit AeroSystems Holdings, Inc., Class A	23,790	1,465,702
Total Industrials		20,843,241
Information Technology - 28.2%
Applied Materials, Inc.	42,110	1,525,224
Arista Networks, Inc.*	19,510	2,321,495
Broadridge Financial Solutions, Inc.	21,310	1,477,422
Cadence Design Systems, Inc.*	62,310	1,925,379
Citrix Systems, Inc.*	12,580	993,191
CommScope Holding Co., Inc.*	51,240	1,949,682
Electronic Arts, Inc.*	26,410	2,284,465

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 28.2% (continued)
F5 Networks, Inc.*	13,017	$1,864,946
Intuit, Inc.	10,640	1,334,682
Jack Henry & Associates, Inc.	15,070	1,413,114
KLA-Tencor Corp.	20,000	1,802,400
Lam Research Corp.	17,840	2,114,754
Maxim Integrated Products, Inc.	32,679	1,447,680
Microchip Technology, Inc.	22,620	1,640,402
NCR Corp.*	42,000	2,018,940
NVIDIA Corp.	12,551	1,273,675
Paychex, Inc.	28,565	1,754,462
Red Hat, Inc.*	16,443	1,361,645
Synopsys, Inc.*	20,540	1,467,378
Teradata Corp.*	32,210	1,001,731
The Western Union Co.	60,674	1,191,637
Xilinx, Inc.	30,596	1,799,657
Total Information Technology		35,963,961
Materials - 5.3%
Eagle Materials, Inc.	14,600	1,514,166
FMC Corp.	21,800	1,256,116
Freeport-McMoRan, Inc.*	94,430	1,265,362
Packaging Corp. of America	15,200	1,404,936
Steel Dynamics, Inc.	37,410	1,369,206
Total Materials		6,809,786
Real Estate - 0.6%
Senior Housing Properties Trust, REIT	35,440	726,520

	Shares	Value
Utilities - 0.3%
Calpine Corp.*	33,410	$391,231
Total Common Stocks (cost $106,756,461)		125,298,940

	Principal Amount
Short-Term Investments - 2.9%
Repurchase Agreements - 0.7%[3]
Daiwa Capital Markets America, dated 02/28/17, due 03/01/17, 0.550% total to be received $913,674 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 03/02/17 - 02/01/49, totaling $931,933)	$913,660	913,660

	Shares
Other Investment Companies - 2.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.48%[1]	2,810,929	2,810,929
Total Short-Term Investments (cost $3,724,589)		3,724,589
Total Investments - 101.0% (cost $110,481,050)		129,023,529
Other Assets, less Liabilities - (1.0)%		(1,249,564)
Net Assets - 100.0%		$127,773,965

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (unaudited)

February 28, 2017

	Shares	Value
Common Stocks - 97.5%
Consumer Discretionary - 11.0%
Carriage Services, Inc.[2]	22,450	$578,536
Cavco Industries, Inc.*	6,471	771,667
Denny’s Corp.*	41,239	517,962
Installed Building Products, Inc.*	17,283	813,165
Motorcar Parts of America, Inc.*	26,394	748,798
Nautilus, Inc.*	22,052	355,037
Nutrisystem, Inc.	24,827	1,154,456
Ruth’s Hospitality Group, Inc.	23,931	403,237
US Auto Parts Network, Inc.*	66,115	228,097
Winnebago Industries, Inc.[2]	22,993	758,769
ZAGG, Inc.*	5,760	34,848
Total Consumer Discretionary		6,364,572
Consumer Staples - 3.7%
Calavo Growers, Inc.	10,282	579,905
Lifeway Foods, Inc.*	32,149	337,886
Medifast, Inc.	14,029	629,060
Orchids Paper Products Co.	20,309	579,010
Total Consumer Staples		2,125,861
Energy - 1.8%
Abraxas Petroleum Corp.*	210,274	445,781
Synergy Resources Corp.*,2	69,816	570,397
Total Energy		1,016,178
Financials - 12.0%
Bryn Mawr Bank Corp.	17,068	700,641
Crawford & Co., Class B	44,793	484,660
First Foundation, Inc.*	47,876	785,166
Health Insurance Innovations, Inc., Class A*,2	26,510	475,854
Kingstone Cos, Inc.	41,400	621,000
Kinsale Capital Group, Inc.	19,490	572,032
Meridian Bancorp, Inc.	30,440	579,882
Preferred Bank	13,088	734,760
Pzena Investment Management, Inc., Class A	55,627	558,495
Silvercrest Asset Management Group, Inc.,
Class A	51,659	689,648
UMH Properties, Inc.	47,311	702,568
Total Financials		6,904,706
Health Care - 23.0%
Aceto Corp.	20,007	306,907
Amphastar Pharmaceuticals, Inc.*,2	36,546	565,367

	Shares	Value
ANI Pharmaceuticals, Inc.*	4,831	$285,367
Anika Therapeutics, Inc.*	4,022	188,189
Aratana Therapeutics, Inc.*,2	73,015	482,629
BioSpecifics Technologies Corp.*	14,711	777,771
BioTelemetry, Inc.*	35,137	894,237
Corcept Therapeutics, Inc.*,2	40,597	364,967
Cross Country Healthcare, Inc.*	50,979	788,645
Digirad Corp.	95,702	502,436
Heska Corp.*	7,392	685,534
Inogen, Inc.*	8,876	609,071
Landauer, Inc.	11,651	608,765
NeoGenomics, Inc.*	78,915	636,844
OraSure Technologies, Inc.*	65,355	732,630
Progenics Pharmaceuticals, Inc.*,2	38,447	432,144
RadNet, Inc.*	94,906	564,691
Recro Pharma, Inc.*,2	52,236	407,441
Sharps Compliance Corp.*,2	88,064	410,378
Simulations Plus, Inc.[2]	57,904	558,774
Sucampo Pharmaceuticals, Inc., Class A*,2	44,537	523,310
Supernus Pharmaceuticals, Inc.*	29,253	751,802
Surmodics, Inc.*	11,502	284,674
U.S. Physical Therapy, Inc.	8,079	611,176
Xencor, Inc.*	12,121	301,207
Total Health Care		13,274,956
Industrials - 18.0%
Apogee Enterprises, Inc.	10,186	582,435
Blue Bird Corp.*,2	35,760	607,920
Commercial Vehicle Group, Inc.*	82,959	522,642
CRA International, Inc.	15,722	563,791
Douglas Dynamics, Inc.	16,950	565,282
GEE Group, Inc.*,2	27,960	128,896
Global Brass & Copper Holdings, Inc.	17,317	582,717
GP Strategies Corp.*	33,121	816,433
Heritage-Crystal Clean, Inc.*	50,866	757,903
Insteel Industries, Inc.	18,177	656,553
Kadant, Inc.	10,960	678,424
Lawson Products, Inc.*	19,218	531,378
NV5 Global, Inc.*	15,288	562,598
Patrick Industries, Inc.*	8,514	679,843
Radiant Logistics, Inc.*	103,650	580,440
Vicor Corp.*	37,627	611,439

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 18.0% (continued)
Willdan Group, Inc.*	20,608	$571,254
YRC Worldwide, Inc.*	31,205	400,672
Total Industrials		10,400,620
Information Technology - 24.6%
8x8, Inc.*	39,804	601,040
American Software, Inc., Class A	48,017	496,496
BroadSoft, Inc.*	15,656	670,077
CalAmp Corp.*	28,925	468,874
Carbonite, Inc.*	36,499	709,906
CEVA, Inc.*	16,770	560,118
Clearfield, Inc.*,2	17,532	286,648
Exa Corp.*	35,657	558,745
Extreme Networks, Inc.*	138,362	864,762
FormFactor, Inc.*	54,851	584,163
GigPeak, Inc.*	85,258	260,889
GTT Communications, Inc.*,2	25,973	724,647
The Hackett Group, Inc.	50,154	1,011,105
MeetMe, Inc.*	133,428	644,457
Mitek Systems, Inc.*,2	78,389	489,931
MRV Communications, Inc.*	40,748	313,760
NVE Corp.	8,691	681,027
Oclaro, Inc.*	68,790	584,715
PDF Solutions, Inc.*	13,163	281,425
Planet Payment, Inc.*	113,886	465,794
PRGX Global, Inc.*	123,915	774,469
Radisys Corp.*	75,403	288,039
RingCentral, Inc., Class A*	25,894	691,370
Sapiens International Corp. N.V.[2]	41,929	607,132
Silicom, Ltd.	15,550	590,900
Total Information Technology		14,210,489
Materials - 0.9%
Neenah Paper, Inc.	7,464	546,738
Telecommunication Services - 2.5%
Cogent Communications Holdings, Inc.	14,397	596,756
General Communication, Inc., Class A*	28,280	569,842

	Shares	Value
Vonage Holdings Corp.*	48,457	$291,711
Total Telecommunication Services		1,458,309
Total Common Stocks (cost $47,846,371)		56,302,429

	Principal Amount
Short-Term Investments - 9.6%
Repurchase Agreements - 6.4%[3]
Daiwa Capital Markets America, dated 02/28/17, due 03/01/17, 0.550% total to be received $1,000,015 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 03/02/17 - 02/01/49, totaling $1,020,000)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., dated 02/28/17, due 03/01/17, 0.540% total to be received $740,107 (collateralized by various U.S. Government Agency Obligations, 1.625% - 7.000%, 08/31/19 - 08/01/47, totaling $754,898)	740,096	740,096
Nomura Securities International, Inc., dated 02/28/17, due 03/01/17, 0.530% total to be received $1,000,015 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 03/08/17 - 03/20/66, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 02/28/17, due 03/01/17, 0.510% total to be received $1,000,014 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.000%, 10/31/19 - 02/01/47, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,740,096

	Shares
Other Investment Companies - 3.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.48%[1]	1,834,859	1,834,859
Total Short-Term Investments (cost $5,574,955)		5,574,955
Total Investments - 107.1% (cost $53,421,326)		61,877,384
Other Assets, less Liabilities - (7.1)%		(4,119,305)
Net Assets - 100.0%		$57,758,079

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At February 28, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Cadence Capital Appreciation Fund	$78,904,301	$26,906,430	$(1,449,879)	$25,456,551
AMG Managers Cadence Mid Cap Fund	110,796,243	19,139,581	(912,295)	18,227,286
AMG Managers Cadence Emerging Companies Fund	53,635,817	9,584,855	(1,343,288)	8,241,567

*	Non-income producing security.
[1]	Yield shown represents the February 28, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of February 28, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Cadence Mid Cap Fund	$882,425	0.7%
AMG Managers Cadence Emerging Companies Fund	3,583,911	6.2%

[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of February 28, 2017, the investments in AMG Managers Cadence Capital Appreciation Fund were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of February 28, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Mid Cap Fund
Investments in Securities
Common Stocks†	$125,298,940	—	—	$125,298,940
Short-Term Investments
Repurchase Agreements	—	$913,660	—	913,660
Other Investment Companies	2,810,929	—	—	2,810,929

Total Investments in Securities	$128,109,869	$913,660	—	$129,023,529

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Emerging Companies Fund
Investments in Securities
Common Stocks†	$56,302,429	—	—	$56,302,429
Short-Term Investments
Repurchase Agreements	—	$3,740,096	—	3,740,096
Other Investment Companies	1,834,859	—	—	1,834,859

Total Investments in Securities	$58,137,288	$3,740,096	—	$61,877,384

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of February 28, 2017, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

REIT: Real Estate Investment Trust.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	April 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	April 18, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	April 18, 2017